Note 11 - Deferred Revenues - Deferred Revenue Recognition Period 2 (Details) - Extension of Warranty [Member] € in Thousands	Dec. 31, 2019 EUR (€)
Revenue, remaining performance obligation, amount	€ 837
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 237
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 268
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 257
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 70
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, remaining performance obligation, expected timing of satisfaction, period (Year)	1 year
Revenue, remaining performance obligation, amount	€ 4